Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numerator
Numerator for diluted earnings per share									$ 391,371	$ 346,665	$ 343,906
Denominator
Denominator for basic earnings per share - weighted average number of shares outstanding									168,275	185,213	202,584
Effect of assumed conversion of 0.50% convertible notes									24	24	24
Effect of dilutive stock options granted									1,138	1,322	1,468
Denominator for dilutive earnings per share - adjusted weighted average shares and assumed conversions									169,437	186,559	204,076
Basic earnings per share	$ 0.60	$ 0.59	$ 0.60	$ 0.54	$ 0.49	$ 0.50	$ 0.50	$ 0.38	$ 2.33	$ 1.87	$ 1.70
Diluted earnings per share	$ 0.60	$ 0.59	$ 0.60	$ 0.53	$ 0.49	$ 0.50	$ 0.50	$ 0.38	$ 2.31	$ 1.86	$ 1.69
Earnings Per Share (Textual) [Abstract]
Interest rate on Convertible senior notes	0.50%				0.50%				0.50%	0.50%	0.50%
Antidilutive outstanding stock options not included in the calculation of diluted earnings per share									12,313	14,970	16,201